Revenues (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [Abstract]
Schedule of Group’s Revenues Disaggregated by Revenue	The following table present the Group’s revenues disaggregated by revenue type:
	Six months ended June 30,
	2023	2022
	USD in thousands

Revenues from commissions (from Eventer)	1,498	1,472
Products (from Jeffs’ Brands)	3,871	2,343
Revenues from internet services (from Gix Internet)	48,016	(*) 31,144
	53,385	34,959
*	The revenues from Gix Internet are presented for the period from March 1, 2022, to June 30, 2022.

Schedule of Breakdown of Company’s Revenue by Major Customers	Set forth below is a breakdown of Company’s revenue by major customers
	YTD ended on June 30,
	2023	2022
	USD in thousands
Customer A	7,753	6,458

Customer B	8,109	5,124